Bonds, mortgages and other long-term debt	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Bonds, mortgages and other long-term debt

Note 18.       Bonds, mortgages and other long-term debt

Production Capacity Investment Loan Agreement

In November 2022, SEALSQ entered into a loan agreement with a third-party client to borrow funds for the purpose of increasing their production capacity.  Under the terms of the Agreement, the client has lent to SEALSQ a total of USD 2 million. The loan will be reimbursed by way of a volume rebate against future sales volumes of certain products from the SEALSQ Group to the client during the period from July 1, 2023, through to December 31, 2025.  The volume rebate is based upon quarterly sales volumes in excess of a base limit on a yearly projected basis. Any amount still outstanding as at December 31, 2025 shall fall due for repayment on that date.  The loan does not bear any interest and there were no fees or costs attributed to the loan.

At inception in November 2022, a debt discount totaling USD 511,128 was booked to additional paid-in capital.

As at June 30, 2024, SEALSQ has not repaid any amount. The loan balance remains USD 2 million with an unamortized debt discount balance of USD 266,044, thus leaving a carrying value of USD 1,733,956.

The Group recorded a debt discount amortization expense of USD 80,160 in the six months ended June 30, 2024.

Share Purchase Agreement with L1 Capital Global Opportunities Master Fund

On July 11, 2023, the Group entered into a Securities Purchase Agreement (the “L1 SPA”) with L1 Capital Global Opportunities Master Fund Ltd (“L1”) pursuant to which L1 may enter into a private placement of up to a maximum amount of USD 10 million, divided into two equal tranches, in the form of Senior Unsecured Original Issue 4% Discount Convertible Promissory Notes. The Notes shall have a 24-month maturity and bear interest at a rate of 4% per annum, subject to adjustment. The Notes will be convertible into Ordinary Shares of SEALSQ, partially or in full, at an initial conversion price equal to the lesser of (i) a fixed conversion price of USD 30 per Ordinary Share, which, on the six-month anniversary of the tranche closing date, may reset at 130% of the daily volume weighted average price (“VWAP”) of the Ordinary Shares for the trading day immediately prior to the reset date and (ii) 92% of the lowest daily VWAP of the Ordinary Shares during the ten trading days immediately preceding the conversion notice of the Note, with a floor price of USD 2.50. The covenants include the requirement for the Group to maintain a minimum cash balance of USD 4 million and to ensure that indebtedness of the Group does not exceed 15% of the average market capitalization.

Due to L1’s option to convert the loan in part or in full at any time before maturity, the L1 SPA was assessed as a share-settled debt instrument with an embedded put option. In line with ASC 480-10-55-43 and ASC 480-10-55-44, because the value that L1 will predominantly receive at settlement does not vary with the value of the shares, the settlement provision is not considered a conversion option. We assessed the put option under ASC 815 and concluded that it is clearly and closely related to its debt host and therefore did not require bifurcation. Per ASC 480-10-25, the L1 SPA was accounted for as a liability measured at fair value using the discounted cash flow method at inception.

Additionally, per the terms of the L1 SPA, upon each tranche closing under the L1 SPA, SEALSQ will grant L1 the option to acquire Ordinary Shares of SEALSQ at an initial exercise price of USD 30, which may reset at 120% of the closing VWAP on the six-month anniversary of the tranche closing date. The number of warrants granted at each tranche subscription is calculated as 30% of the principal amount of each tranche divided by the VWAP of the Ordinary Shares of SEALSQ on the trading day immediately preceding the tranche closing date. Each warrant agreement has a 5-year exercise period starting on the relevant tranche closing date. In line with ASC 470-20-25-2, for each tranche closing, the proceeds from the convertible notes with a detachable warrant were allocated to the two elements based on the relative fair values of the debt instrument without the warrant and of the warrant at time of issuance. When assessed as an equity instrument, the warrant agreement is fair valued at grant using the Black-Scholes model and the market price of the Ordinary Shares on the tranche closing date. The fair value of the debt is calculated using the discounted cash flow method.

The first tranche of USD 5 million was funded on July 12, 2023, by L1. SEALSQ issued to L1 (i) a Senior Original Issue 4% Discount Convertible Promissory Note of USD 5 million (the “First L1 Note”), convertible into SEALSQ’s Ordinary Shares, and (ii) 122,908 warrants on the Ordinary Shares of SEALSQ with a 5-year maturity (the “First L1 Warrant”). SEALSQ also created a capital reserve of 8,000,000 Ordinary Shares from its duly authorized Ordinary Shares for issuance under the First L1 Note and the First L1 Warrant. Debt issue costs made up of legal expenses totaling USD 114,832 and a commission of USD 250,000 to the placement agent were due upon issuance of the First L1 Note, and a fee of USD 200,000 representing 4% of the principal value of the First L1 Note was paid to L1 at closing.

The First L1 Warrant was assessed as an equity instrument and was fair valued at grant at an amount of USD 632,976 using the Black-Scholes model and the market price of the Ordinary Shares of SEALSQ on the date of grant of USD 11.42. The fair value of the debt was calculated using the discounted cash flow method as USD 4,987,363. Applying the relative fair value method per ASC 470-20-25-2, the recognition of the warrant agreement created a debt discount on the debt host in the amount of USD 563,112, with the credit entry recorded in additional paid-in capital (“APIC”), and the debt issue costs created a debt discount on the debt host in the amount of USD 323,744 and a debit to APIC of USD 41,088. Including the fee paid to L1, a total debt discount of USD 1,086,856 was recorded against the First L1 Note’s principal amount.

During the year ended December 31, 2023, L1 converted a total of USD 4 million of the First L1 Note, resulting in the delivery of a total of 3,940,630 Ordinary Shares of SEALSQ. A debt discount charge of USD 210,290 was amortized to the income statement and unamortized debt discounts totaling USD 705,572 were booked to APIC on conversions in line with ASC 470-02-40-4.

On January 9, 2024, SEALSQ and L1 entered into an Amendment to the Securities Purchase Agreement (the “First L1 Amendment”), to amend some of the original terms and conditions of the L1 SPA. As per the First L1 Amendment, L1 may enter into a private placement of up to a maximum amount of USD 10 million, divided into two equal tranches, in the form of Senior Unsecured Original Issue 4% Discount Convertible Promissory Notes. The Notes shall have a 24-month maturity and bear interest at a rate of 4% per annum, subject to adjustment. The Notes will be convertible into Ordinary Shares of SEALSQ, partially or in full, at an initial conversion price equal to the lesser of (i) a fixed conversion price of USD 4 per Ordinary Share, which, on the six-month anniversary of the tranche closing date, may reset at 130% of the daily VWAP of the Ordinary Shares for the trading day immediately prior to the reset date and (ii) 92% of the lowest daily volume VWAP of the Ordinary Shares during the ten trading days immediately preceding the conversion notice of the Note, with a floor price of USD 0.55.

Additionally, per the terms of the L1 Amendment, upon each tranche closing under the L1 SPA, SEALSQ will grant L1 the option to acquire Ordinary Shares of SEALSQ at an initial exercise price of USD 4, with no option to reset. The number of warrants granted at each tranche subscription is calculated as 30% of the principal amount of each tranche divided by the VWAP of the Ordinary Shares of SEALSQ on the trading day immediately preceding the tranche closing date.

The second tranche of USD 5 million was funded on January 11, 2024, by L1. SEALSQ issued to L1 (i) a Senior Original Issue 4% Discount Convertible Promissory Note of USD 5 million (the “Second L1 Note”), convertible into SEALSQ’s Ordinary Shares, and (ii) 1,144,339 warrants on the Ordinary Shares of SEALSQ with a 5-year maturity (the “Second L1 Warrant”). SEALSQ also created a capital reserve of 45,000,000 Ordinary Shares from its duly authorized Ordinary Shares for issuance under the Second L1 Note and the Second L1 Warrant. Debt issue costs made up of legal expenses totaling USD 70,279 and a commission of USD 250,000 to the placement agent were due upon issuance of the Second L1 Note, and a fee of USD 200,000 representing 4% of the principal value of the Second L1 Note was paid to L1 at closing.

The Second L1 Warrant was assessed as an equity instrument and was fair valued at grant at an amount of USD 709,490 using the Black-Scholes model and the market price of the Ordinary Shares of SEALSQ on the date of grant of USD 1.60. The fair value of the debt was calculated using the discounted cash flow method as USD 4,594,061. Applying the relative fair value method per ASC 470-20-25-2, the recognition of the warrant agreement created a debt discount on the debt host in the amount of USD 668,882, with the credit entry recorded in APIC, and the debt issue costs created a debt discount on the debt host in the amount of USD 277,433 and a debit to APIC of USD 42,846. Including the fee paid to L1, a total debt discount of USD 1,146,315 was recorded against the Second L1 Note’s principal amount.

On March 1 ,2024, SEALSQ and L1 entered into the Second Amendment to the Securities Purchase Agreement (the “Second L1 Amendment”), to amend some of the terms and conditions of the L1 SPA. As per the Second L1 Amendment, L1 may enter into a private placement of up to a maximum amount of USD 10 million, divided into two equal tranches, in the form of Senior Unsecured Original Issue 2.5% Discount Convertible Promissory Notes. The Notes shall have a 24-month maturity and bear interest at a rate of 4% per annum, subject to adjustment. The Notes will be convertible into Ordinary Shares of SEALSQ, partially or in full, at an initial conversion price equal to the lesser of (i) a fixed conversion price of USD 5.5 per Ordinary Share, which, on the six-month anniversary of the tranche closing date, may reset at 130% of the daily VWAP of the Ordinary Shares for the trading day immediately prior to the reset date and (ii) 93% of the lowest daily volume VWAP of the Ordinary Shares during the ten trading days immediately preceding the conversion notice of the Note, with a floor price of USD 0.55.

Additionally, per the terms of the L1 Second Amendment, upon each tranche closing under the L1 SPA, SEALSQ will grant L1 the option to acquire Ordinary Shares of SEALSQ at an initial exercise price of USD 5.5, with no option to reset. The number of warrants granted at each tranche subscription is calculated as 30% of the principal amount of each tranche divided by the VWAP of the Ordinary Shares of SEALSQ on the trading day immediately preceding the tranche closing date.

The third tranche of USD 5 million was funded on March 1, 2024, by L1. SEALSQ issued to L1 (i) a Senior Original Issue 2.5% Discount Convertible Promissory Note of USD 5 million (the “Third L1 Note”), convertible into SEALSQ’s Ordinary Shares, and (ii) 768,679 warrants on the Ordinary Shares of SEALSQ with a 5-year maturity (the “Third L1 Warrant”). Debt issue costs made up of legal expenses totaling USD 53,184 and a commission of USD 250,000 to the placement agent were due upon issuance of the Third L1 Note, and a fee of USD 125,000 representing 2.5% of the principal value of the Third L1 Note was paid to L1 at closing.

The Third L1 Warrant was assessed as an equity instrument and was fair valued at grant at an amount of USD 553,449 using the Black-Scholes model and the market price of the Ordinary Shares of SEALSQ on the date of grant of USD 1.98. The fair value of the debt was calculated using the discounted cash flow method as USD 4,549,701. Applying the relative fair value method per ASC 470-20-25-2, the recognition of the warrant agreement created a debt discount on the debt host in the amount of USD 542,262, with the credit entry recorded in APIC, and the debt issue costs created a debt discount on the debt host in the amount of USD 270,303 and a debit to APIC of USD 32,881. Including the fee paid to L1, a total debt discount of USD 937,565 was recorded against the First L1 Note’s principal amount.

During the six months ended June 30, 2024, L1 converted a total of USD 1 million of the First L1 Note and USD 3.9 million of the Second L1 Note, resulting in the delivery of a total of 3,317,720 Ordinary Shares of SEALSQ. A debt discount charge of USD 246,825 was amortized to the income statement and unamortized debt discounts totaling USD 1,009,178 were booked to APIC on conversion in line with ASC 470-02-40-4.

As at June 30, 2024, the unconverted balance was USD 1.1 million on the Second L1 Note and USD 5 million on the Third L1 note, and the unamortized debt discount balance was USD 998,871, hence a carrying value of USD 5,101,129.

Share Purchase Agreement with Anson Investments Master Fund

On July 11, 2023, the Group entered into a Securities Purchase Agreement (the “Anson SPA”) with Anson Investments Master Fund LP (“Anson”) pursuant to which Anson may enter into a private placement of up to a maximum amount of USD 10 million, divided into two equal tranches, in the form of Senior Unsecured Original Issue 4% Discount Convertible Promissory Notes. The Notes shall have a 24-month maturity and bear interest at a rate of 4% per annum, subject to adjustment. The Notes will be convertible into Ordinary Shares of SEALSQ, partially or in full, at an initial conversion price equal to the lesser of (i) USD 30 per Ordinary Share, which, on the six-month anniversary of the tranche closing date, may reset at 130% of the daily VWAP of the Ordinary Shares for the trading day immediately prior to the reset date and (ii) 92% of the lowest daily VWAP of the Ordinary Shares during the ten trading days immediately preceding the notice of partial or full conversion of the Note, with a floor price of USD 2.50. The covenants include the requirement for the Group to maintain a minimum cash balance of USD 4 million and to ensure that indebtedness of the Group does not exceed 15% of the average market capitalization.

Due to Anson’s option to convert the loan in part or in full at any time before maturity, the Anson SPA was assessed as a share-settled debt instrument with an embedded put option. In line with ASC 480-10-55-43 and ASC 480-10-55-44, because the value that Anson will predominantly receive at settlement does not vary with the value of the shares, the settlement provision is not considered a conversion option. We assessed the put option under ASC 815 and concluded that it is clearly and closely related to its debt host and therefore did not require bifurcation. Per ASC 480-10-25, the Anson SPA was accounted for as a liability measured at fair value using the discounted cash flow method at inception.

Additionally, per the terms of the Anson SPA, upon each tranche closing under the Anson SPA, SEALSQ will grant Anson the option to acquire Ordinary Shares of SEALSQ at an initial exercise price of USD 30, which may reset at 120% of the closing VWAP on the six-month anniversary of the tranche closing date. The number of warrants granted at each tranche subscription is calculated as 30% of the principal amount of each tranche divided by the VWAP of the Ordinary Shares of SEALSQ on the trading day immediately preceding the tranche closing date. Each warrant agreement has a 5-year exercise period starting on the relevant tranche closing date. In line with ASC 470-20-25-2, for each tranche closing, the proceeds from the convertible notes with a detachable warrant were allocated to the two elements based on the relative fair values of the debt instrument without the warrant and of the warrant at time of issuance. When assessed as an equity instrument, the warrant agreement is fair valued at grant using the Black-Scholes model and the market price of the Ordinary Shares on the tranche closing date. The fair value of the debt is calculated using the discounted cash flow method.

The first tranche of USD 5 million was funded on July 12, 2023, by Anson. SEALSQ issued to Anson (i) a Senior Original Issue 4% Discount Convertible Promissory Note of USD 5 million (the “First Anson Note”), convertible into SEALSQ’s Ordinary Shares, and (ii) 122,908 warrants on the Ordinary Shares of SEALSQ with a 5-year maturity (the “First Anson Warrant”). SEALSQ also created a capital reserve of 8,000,000 Ordinary Shares from its duly authorized Ordinary Shares for issuance under the First Anson Note and the First Anson Warrant. Debt issue costs made up of legal expenses totaling USD 64,832 and a commission of USD 250,000 to the placement agent were due upon issuance of the First Anson Note, and a fee of USD 200,000 representing 4% of the principal value of the First Anson Note was paid to Anson at closing.

The First Anson Warrant was assessed as an equity instrument and was fair valued at grant at an amount of USD 632,976 using the Black-Scholes model and the market price of the Ordinary Shares of SEALSQ on the date of grant of USD 11.42. The fair value of the debt was calculated using the discounted cash flow method as USD 4,987,363. Applying the relative fair value method per ASC 470-20-25-2, the recognition of the warrant agreement created a debt discount on the debt host in the amount of USD 563,112, with the credit entry recorded in APIC, and the debt issue costs created a debt discount on the debt host in the amount of USD 279,375 and a debit to APIC of USD 35,457. Including the fee paid to Anson, a total debt discount of USD 1,042,487 was recorded against the First Anson Note’s principal amount.

During the year ended December 31, 2023, Anson converted a total of USD 4,175,000 of the First Anson Note, resulting in the delivery of a total of 3,996,493 Ordinary Shares of SEALSQ. A debt discount charge of USD 198,984 was amortized to the income statement and unamortized debt discounts totaling USD 708,062 were booked to APIC on conversions in line with ASC 470-02-40-4.

Additionally, on July 10, 2023, the Group issued 8,184 new Ordinary Shares to Anson as a result of a share ledger correction, thus a total delivery for the year of 4,004,677 Ordinary Shares.

On January 9, 2024, SEALSQ and Anson entered into an Amendment to the Securities Purchase Agreement (the “First Anson Amendment”), to amend some of the original terms and conditions of the Anson SPA. As per the First Anson Amendment, Anson may enter into a private placement of up to a maximum amount of USD 10 million, divided into two equal tranches, in the form of Senior Unsecured Original Issue 4% Discount Convertible Promissory Notes. The Notes shall have a 24-month maturity and bear interest at a rate of 4% per annum, subject to adjustment. The Notes will be convertible into Ordinary Shares of SEALSQ, partially or in full, at an initial conversion price equal to the lesser of (i) a fixed conversion price of USD 4 per Ordinary Share, which, on the six-month anniversary of the tranche closing date, may reset at 130% of the daily VWAP of the Ordinary Shares for the trading day immediately prior to the reset date and (ii) 92% of the lowest daily volume VWAP of the Ordinary Shares during the ten trading days immediately preceding the conversion notice of the Note, with a floor price of USD 0.55.

Additionally, per the terms of the Anson Amendment, upon each tranche closing under the Anson SPA, SEALSQ will grant Anson the option to acquire Ordinary Shares of SEALSQ at an initial exercise price of USD 4, with no option to reset. The number of warrants granted at each tranche subscription is calculated as 30% of the principal amount of each tranche divided by the VWAP of the Ordinary Shares of SEALSQ on the trading day immediately preceding the tranche closing date.

The Second tranche of USD 5 million was funded on January 10, 2024, by Anson. SEALSQ issued to Anson (i) a Senior Original Issue 4% Discount Convertible Promissory Note of USD 5 million (the “Second Anson Note”), convertible into SEALSQ’s Ordinary Shares, and (ii) 1,144,339 warrants on the Ordinary Shares of SEALSQ with a 5-year maturity (the “Second Anson Warrant”). SEALSQ also created a capital reserve of 45,000,000 Ordinary Shares from its duly authorized Ordinary Shares for issuance under the Second Anson Note and the Second Anson Warrant. Debt issue costs made up of legal expenses totaling USD 55,279 and a commission of USD 250,000 to the placement agent were due upon issuance of the Second Anson Note, and a fee of USD 200,000 representing 4% of the principal value of the Second Anson Note was paid to Anson at closing.

The Second Anson Warrant was assessed as an equity instrument and was fair valued at grant at an amount of USD 709,490 using the Black-Scholes model and the market price of the Ordinary Shares of SEALSQ on the date of grant of USD 1.60. The fair value of the debt was calculated using the discounted cash flow method as USD 4,594,171. Applying the relative fair value method per ASC 470-20-25-2, the recognition of the warrant agreement created a debt discount on the debt host in the amount of USD 668,868, with the credit entry recorded in APIC, and the debt issue costs created a debt discount on the debt host in the amount of USD 264,441 and a debit to APIC of USD 40,838. Including the fee paid to Anson, a total debt discount of USD 1,133,309 was recorded against the Second Anson Note’s principal amount.

On March 1, 2024, SEALSQ and Anson signed a second Amendment to Securities Purchase Agreement (the “Second Anson Amendment”), to amend some of the terms and conditions of the Anson SPA. As per the Second Anson Amendment, Anson may enter into a private placement of up to a maximum amount of USD 10 million, divided into two equal tranches, in the form of Senior Unsecured Original Issue 2.5% Discount Convertible Promissory Notes. The Notes shall have a 24-month maturity and bear interest at a rate of 4% per annum, subject to adjustment. The Notes will be convertible into Ordinary Shares of SEALSQ, partially or in full, at an initial conversion price equal to the lesser of (i) a fixed conversion price of USD 5.5 per Ordinary Share, which, on the six-month anniversary of the tranche closing date, may reset at 130% of the daily VWAP of the Ordinary Shares for the trading day immediately prior to the reset date and (ii) 93% of the lowest daily volume VWAP of the Ordinary Shares during the ten trading days immediately preceding the conversion notice of the Note, with a floor price of USD 0.55.

Additionally, per the terms of the Anson Second Amendment, upon each tranche closing under the Anson SPA, SEALSQ will grant Anson the option to acquire Ordinary Shares of SEALSQ at an initial exercise price of USD 5.5, with no option to reset. The number of warrants granted at each tranche subscription is calculated as 30% of the principal amount of each tranche divided by the VWAP of the Ordinary Shares of SEALSQ on the trading day immediately preceding the tranche closing date.

The Third tranche of USD 5 million was funded on March 1, 2024, by Anson. SEALSQ issued to Anson (i) a Senior Original Issue 2.5% Discount Convertible Promissory Note of USD 5 million (the “Third Anson Note”), convertible into SEALSQ’s Ordinary Shares, and (ii) 768,679 warrants on the Ordinary Shares of SEALSQ with a 5-year maturity (the “Third Anson Warrant”). Debt issue costs made up of legal expenses totaling USD 38,184 and a commission of USD 250,000 to the placement agent were due upon issuance of the Third Anson Note, and a fee of USD 125,000 representing 2.5% of the principal value of the Third Anson Note was paid to Anson at closing.

The Third Anson Warrant was assessed as an equity instrument and was fair valued at grant at an amount of USD 553,449 using the Black-Scholes model and the market price of the Ordinary Shares of SEALSQ on the date of grant of USD 1.98. The fair value of the debt was calculated using the discounted cash flow method as USD 4,549,701. Applying the relative fair value method per ASC 470-20-25-2, the recognition of the warrant agreement created a debt discount on the debt host in the amount of USD 542,262, with the credit entry recorded in APIC, and the debt issue costs created a debt discount on the debt host in the amount of USD 256,930 and a debit to APIC of USD 31,254. Including the fee paid to Anson, a total debt discount of USD 924,192 was recorded against the Third Anson Note’s principal amount.

During the six months ended June 30, 2024, Anson converted a total of USD 825,000 of the First Anson Note, and USD 5 million of the Second Anson Note, resulting in the delivery of a total of 3,970,104 Ordinary Shares of SEALSQ. A debt discount charge of USD 200,923 was amortized to the income statement and unamortized debt discounts totaling USD 1,204,299 were booked to APIC on conversion in line with ASC 470-02-40-4.

As at June 30, 2024, the unconverted balance on the Third Anson Note was USD 5 million and the unamortized debt discount balance was USD 787,720, hence a carrying value of USD 4,212,280.